Fair Value Measurements - Summary of Fair Value Measurements Of Financial Assets And Liabilities (Details) - USD ($)	Jun. 02, 2022	Dec. 31, 2021
Liabilities:
Warrants and Rights Outstanding	$ 6,400,000
Fair Value, Inputs, Level 1 [Member] | Rigetti Holdings Inc [Member]
Liabilities:
Warrants and Rights Outstanding		$ 0
Fair Value, Inputs, Level 2 [Member] | Rigetti Holdings Inc [Member]
Liabilities:
Warrants and Rights Outstanding		0
Fair Value, Inputs, Level 3 [Member] | Rigetti Holdings Inc [Member]
Liabilities:
Warrants and Rights Outstanding		4,584,707
Derivative Warrant Liabilities [Member] | Fair Value, Inputs, Level 1 [Member] | Rigetti Holdings Inc [Member]
Liabilities:
Warrants and Rights Outstanding		0
Derivative Warrant Liabilities [Member] | Fair Value, Inputs, Level 2 [Member] | Rigetti Holdings Inc [Member]
Liabilities:
Warrants and Rights Outstanding		0
Derivative Warrant Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Rigetti Holdings Inc [Member]
Liabilities:
Warrants and Rights Outstanding		4,354,707
Forward Warrant Agreement [Member] | Fair Value, Inputs, Level 1 [Member] | Rigetti Holdings Inc [Member]
Liabilities:
Warrants and Rights Outstanding		0
Forward Warrant Agreement [Member] | Fair Value, Inputs, Level 2 [Member] | Rigetti Holdings Inc [Member]
Liabilities:
Warrants and Rights Outstanding		0
Forward Warrant Agreement [Member] | Fair Value, Inputs, Level 3 [Member] | Rigetti Holdings Inc [Member]
Liabilities:
Warrants and Rights Outstanding		$ 230,000